LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.56%
Brazil–7.74%
Ambev SA	1,770,900	$ 5,104,877
Banco do Brasil SA	712,000	5,075,014
Cia Siderurgica Nacional SA	941,800	2,224,278
Hypera SA	676,900	5,582,745
JBS SA	683,500	3,198,076
Telefonica Brasil SA	470,900	3,531,084
Vale SA	259,500	3,472,283
Vibra Energia SA	1,029,800	3,298,811
		31,487,168
China–25.74%
Agricultural Bank of China Ltd. Class H	14,077,000	4,213,179
Anhui Conch Cement Co. Ltd. Class H	1,067,000	3,372,544
Bank of China Ltd. Class H	13,562,100	4,429,315
CGN Power Co. Ltd. Class H	19,913,000	4,301,042
China CITIC Bank Corp. Ltd. Class H	11,033,000	4,378,388
China Conch Venture Holdings Ltd.	1,877,000	2,984,695
China Feihe Ltd.	4,803,000	3,353,537
China Hongqiao Group Ltd.	3,738,500	3,060,383
China Life Insurance Co. Ltd. Class H	3,330,000	4,260,503
China Pacific Insurance Group Co. Ltd. Class H	2,026,000	3,720,484
China Petroleum & Chemical Corp. Class H	10,916,000	4,661,423
China Tower Corp. Ltd. Class H	45,868,000	4,900,621
CITIC Ltd.	4,837,000	4,557,228
†Country Garden Holdings Co. Ltd.	7,395,051	1,708,260
Great Wall Motor Co. Ltd. Class H	3,154,500	3,596,255
Hengan International Group Co. Ltd.	1,159,500	5,183,918
Huatai Securities Co. Ltd. Class H	3,436,200	3,768,505
Industrial & Commercial Bank of China Ltd. Class H	8,760,000	4,109,369
Kingsoft Corp. Ltd.	1,686,800	4,463,168
†People's Insurance Co. Group of China Ltd. Class H	16,264,000	4,711,999
PICC Property & Casualty Co. Ltd. Class H	5,240,000	5,418,596
Ping An Insurance Group Co. of China Ltd. Class H	718,000	3,581,954
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,082,400	$ 5,469,015
=Sunac China Holdings Ltd.	8,090,000	2,360,118
Tingyi Cayman Islands Holding Corp.	2,966,000	5,107,782
Weichai Power Co. Ltd. Class H	3,140,000	2,974,706
		104,646,987
Hong Kong–8.81%
Bank of Communications Co. Ltd. Class H	7,645,000	4,030,262
China Construction Bank Corp. Class H	7,212,000	4,162,777
China Gas Holdings Ltd.	3,932,800	4,703,844
China National Building Material Co. Ltd. Class H	4,500,000	3,426,409
Guangzhou Automobile Group Co. Ltd. Class H	6,309,200	4,482,941
Kingboard Holdings Ltd.	1,051,000	2,958,667
Postal Savings Bank of China Co. Ltd. Class H	6,500,000	3,820,471
Sino Biopharmaceutical Ltd.	8,036,000	3,765,915
Sinopharm Group Co. Ltd. Class H	2,233,200	4,456,986
		35,808,272
Hungary–1.04%
Richter Gedeon Nyrt	246,484	4,221,783
		4,221,783
India–5.82%
GAIL India Ltd.	4,066,426	4,321,682
Indian Oil Corp. Ltd.	4,966,885	4,062,415
ITC Ltd.	1,563,703	6,355,252
NTPC Ltd.	2,943,204	5,748,259
Vedanta Ltd.	969,139	3,180,336
		23,667,944
Indonesia–1.21%
Astra International Tbk PT	11,387,700	4,928,018
		4,928,018
Kuwait–1.17%
Mobile Telecommunications Co. KSCP	2,519,163	4,754,671
		4,754,671
Mexico–2.61%
Arca Continental SAB de CV	821,400	5,914,308
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Fibra Uno Administracion SA de CV	4,576,800	$ 4,708,722
		10,623,030
Poland–1.50%
Polski Koncern Naftowy ORLEN SA	286,790	3,078,661
Powszechny Zaklad Ubezpieczen SA	652,850	3,028,979
		6,107,640
Qatar–1.09%
Industries Qatar QSC	959,741	4,430,439
		4,430,439
Republic of Korea–20.30%
Coway Co. Ltd.	93,660	3,502,550
GS Engineering & Construction Corp.	133,744	2,085,583
GS Holdings Corp.	157,025	4,545,921
Hana Financial Group, Inc.	127,829	3,138,838
Hyundai Glovis Co. Ltd.	33,648	3,787,026
Hyundai Mobis Co. Ltd.	30,283	3,997,461
Hyundai Motor Co.	36,134	4,409,740
Hyundai Steel Co.	151,237	2,937,734
KB Financial Group, Inc.	103,575	3,127,811
Kia Corp.	88,204	4,390,087
Korea Investment Holdings Co. Ltd.	82,806	2,720,842
KT&G Corp.	78,610	4,746,472
LG Corp.	84,232	4,320,652
LG Display Co. Ltd.	317,183	2,628,616
LG Electronics, Inc.	52,558	2,852,082
Lotte Chemical Corp.	31,251	3,114,655
POSCO Holdings, Inc.	20,919	3,051,407
Samsung C&T Corp.	56,529	4,050,747
Samsung Fire & Marine Insurance Co. Ltd.	31,798	4,066,911
Samsung Life Insurance Co. Ltd.	99,679	4,317,547
Shinhan Financial Group Co. Ltd.	159,787	3,711,716
SK Telecom Co. Ltd.	110,986	3,918,206
Woori Financial Group, Inc.	418,389	3,104,943
		82,527,547
Russia–0.00%
=,πNovolipetsk Steel PJSC GDR	176,137	0
=,†,πSeverstal PAO	283,840	0
=,πSurgutneftegas PJSC	11,590,970	0
		0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa–0.79%
Vodacom Group Ltd.	478,791	$ 3,217,039
		3,217,039
Taiwan–13.94%
Acer, Inc.	4,924,000	3,390,122
ASE Technology Holding Co. Ltd.	1,421,000	3,532,744
Asia Cement Corp.	3,079,000	3,812,205
Asustek Computer, Inc.	400,000	2,933,160
=,†AUO Corp.	7,087,000	3,243,301
Compal Electronics, Inc.	5,546,000	3,781,729
Far Eastern New Century Corp.	4,836,000	4,909,967
Hon Hai Precision Industry Co. Ltd.	1,401,000	4,486,166
=,†Innolux Corp.	8,574,000	2,792,888
Lite-On Technology Corp.	2,210,000	4,432,526
Pegatron Corp.	2,027,000	3,720,369
Pou Chen Corp.	4,744,000	4,240,531
Quanta Computer, Inc.	1,625,000	3,933,601
WPG Holdings Ltd.	2,622,000	3,829,354
Yuanta Financial Holding Co. Ltd.	5,909,910	3,624,340
		56,663,003
Thailand–0.92%
PTT Global Chemical PCL NVDR	3,406,200	3,727,504
		3,727,504
Turkey–0.88%
Eregli Demir ve Celik Fabrikalari TAS	2,308,781	3,600,074
		3,600,074
Total Common Stock (Cost $491,319,680)		380,411,119
ΔPREFERRED STOCKS–3.05%
Brazil–3.05%
Cia Energetica de Minas Gerais 12.82%	2,205,830	4,412,191
Gerdau SA 14.89%	814,300	3,689,322
Petroleo Brasileiro SA 38.60%	775,700	4,308,206
Total Preferred Stocks (Cost $16,080,223)		12,409,719

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.16%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	4,689,885	$ 4,689,885
Total Money Market Fund (Cost $4,689,885)		4,689,885

TOTAL INVESTMENTS–97.77% (Cost $512,089,788)	397,510,723
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.23%	9,086,400
NET ASSETS APPLICABLE TO 64,712,651 SHARES OUTSTANDING–100.00%	$406,597,123

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Novolipetsk Steel PJSC GDR	2/17/2022	$3,896,023	$0
Severstal PAO	2/4/2022	3,161,310	0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$12,107,889	$—

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
325	E-mini MSCI Emerging Markets Index	$14,161,875	$15,776,102	12/16/22	$—	$(1,614,227)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$31,487,168	$—	$—	$31,487,168
China	—	102,286,869	2,360,118	104,646,987
Hong Kong	—	35,808,272	—	35,808,272
Hungary	—	4,221,783	—	4,221,783
India	—	23,667,944	—	23,667,944
Indonesia	—	4,928,018	—	4,928,018
Kuwait	4,754,671	—	—	4,754,671
Mexico	10,623,030	—	—	10,623,030
Poland	—	6,107,640	—	6,107,640
Qatar	—	4,430,439	—	4,430,439
Republic of Korea	—	82,527,547	—	82,527,547
Russia	—	—	—*	—
South Africa	—	3,217,039	—	3,217,039
Taiwan	—	50,626,814	6,036,189	56,663,003
Thailand	—	3,727,504	—	3,727,504
Turkey	—	3,600,074	—	3,600,074
Preferred Stocks	12,409,719	—	—	12,409,719
Money Market Fund	4,689,885	—	—	4,689,885
Total Investments	$63,964,473	$325,149,943	$8,396,307	$397,510,723
Derivatives:

Liabilities:
Futures Contract	$(1,614,227)	$—	$—	$(1,614,227)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2022.
Asset Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 8,396,307	Recent Transaction	#	#
			Discount Rate (a)	50% (N/A)
Total	$ 8,396,307
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Total
Balance as of 12/31/21	$—	$—
Reclassifications	—	—
Purchases	23,964,793	23,964,793
Sales	(2,007,235)	(2,007,235)
Transfer In	5,920,354	5,920,354
Transfer Out	—	—
Accretion/(amortization)	—	—
Net realized gain	226,673	226,673
Net change in unrealized appreciation (depreciation)	(19,708,278)	(19,708,278)
Balance as of 09/30/22	$8,396,307	$8,396,307
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/22	$(6,254,054)	$(6,254,054)
LVIP SSGA Emerging Markets 100 Fund–6